Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

13. Earnings per share

	2019	2018	2017
	EURm	EURm	EURm
Basic and diluted
Profit or loss attributable to equity holders of the parent
Continuing operations	14	(554)	(1 473)
Discontinued operations	(7)	214	(21)
Profit/(loss) for the year	7	(340)	(1 494)
	000s shares	000s shares	000s shares
Basic
Weighted average number of shares in issue	5 599 912	5 588 020	5 651 814
Diluted
Effect of dilutive shares
Effect of dilutive equity-settled share-based incentive programs
Restricted shares and other	2 390	3 656	–
Performance shares	24 072	20 577	–
Stock options	1	224	–
Total effect of dilutive equity-settled share-based incentive programs	26 463	24 457	–
Total effect of dilutive shares	26 463	24 457	–
Adjusted weighted average number of shares	5 626 375	5 612 477	5 651 814

Earnings per share attributable to equity holders of the parent	EUR	EUR	EUR
Basic earnings per share
Continuing operations	0.00	(0.10)	(0.26)
Discontinued operations	0.00	0.04	0.00
Profit/(loss) for the year	0.00	(0.06)	(0.26)
Diluted earnings per share
Continuing operations	0.00	(0.10)	(0.26)
Discontinued operations	0.00	0.04	0.00
Profit/(loss) for the year	0.00	(0.06)	(0.26)

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares. Potential ordinary shares are treated as dilutive only for the periods with reported profit.

In 2019, the dilutive impact of  2 million restricted shares (4 million in 2018 and 5 million in 2017) was included in the calculation of diluted earnings per share for the periods with reported profit but excluded from the calculation for the periods with reported loss as they are determined to be anti-dilutive.

In 2019, the dilutive impact of  24 million performance shares (21 million in 2018 and 14 million in 2017) was included in the calculation of diluted earnings per share for the periods with reported profit but excluded from the calculation for the periods with reported loss as they are determined to be anti-dilutive.

In 2019, the dilutive impact of stock options equivalent to fewer than 1 million (fewer than 1 million shares in 2018 and 2017) was included in the calculation of diluted earnings per share for the periods with reported profit but excluded from the calculation for the periods with reported loss as they are determined to be anti-dilutive.